Related parties - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) subsidiary
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary			3
Services provided to, related party transactions	$ 1	$ 1	$ 3
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	812		1,602
Amounts due from related parties	$ 812		$ 812